Document and Entity Information	Jan. 12, 2023
Document And Entity Information [Line Items]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001822312
Document Type	8-K
Document Period End Date	Jan. 12, 2023
Entity Registrant Name	Jack Creek Investment Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-39602
Entity Tax Identification Number	00-0365269
Entity Address, Address Line One	386 Park Avenue South
Entity Address, Address Line Two	FL 20
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10016
City Area Code	(212)
Local Phone Number	710-5060
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	JCICU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	JCIC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	JCICW
Security Exchange Name	NASDAQ